Commitments and contingencies (Details) € in Thousands, £ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended						49 Months Ended	53 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2025 USD ($) investment	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($) investment	Dec. 31, 2025 GBP (£) investment	Dec. 31, 2025 EUR (€) investment	Dec. 31, 2025 CAD ($) investment
Disclosure of other provisions [line items]
Number of investments committing | investment			2							2	2	2	2
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (in years)			15 years	15 years	15 years
Royalty payments			$ 0			$ 0
Royalty obligation, percentage			2.00%	2.00%	2.00%
Maximum royalty expense			$ 4,613,000							$ 4,613,000			$ 5,351
Royalty expense			$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage			2.00%	2.00%	2.00%
Maximum royalty expense			$ 1,896,000							1,896,000			$ 2,200
Royalty expense			0
Property, Plant and Equipment
Disclosure of other provisions [line items]
Capital commitments			5,751,000							5,751,000
Templewater
Disclosure of other provisions [line items]
Capital commitments, invested			685,000
HyCap Fund
Disclosure of other provisions [line items]
Capital commitments, invested		£ 20,296		£ 20,296						26,444,000
CleanH2 Fund
Disclosure of other provisions [line items]
Capital commitments, invested	$ 12,935,000				€ 11,790				€ 11,790
Initial Contribution | Templewater
Disclosure of other provisions [line items]
Capital commitments			1,000,000							$ 1,000,000
Initial Contribution | HyCap Fund
Disclosure of other provisions [line items]
Capital commitments | £											£ 25,000
Capital commitments, invested			6,130,000	£ 4,541		6,102,000	£ 4,768
Initial Contribution | CleanH2 Fund
Disclosure of other provisions [line items]
Capital commitments | €												€ 30,000
Capital commitments, invested			$ 2,460,000		€ 2,127	$ 5,328,000		€ 4,962